Stockholder's Equity, Equity-Based Compensation Expense and Earnings Per Share 2007 Incentive Plan (Detail)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average common shares	115,590,396	80,202,000	81,218,162	82,235,000	81,267,000	81,273,000	81,296,000	81,338,000	81,357,000	103,921,211	81,237,056	81,230,630	81,315,848	68,434,982
Warrants												5,192,974	0	5,192,974
Effect of dilutive securities:	757,112		5,226,728							2,057,157	5,223,800
Options to purchase common stock												70,942	0	10,239
Dilutive potential common shares	116,347,508	85,482,000	86,444,890	87,559,000	86,492,000	81,273,000	86,489,000	86,582,000	86,621,000	105,978,368	86,460,856	86,494,546	81,315,848	73,638,195